Note 5 - Acquisitions and Divestures (Details) - Acquisition of Hunter Disposal (Parentheticals) (USD $)	0 Months Ended	1 Months Ended
	Feb. 17, 2012	Feb. 17, 2012 Series C Preferred Stock [Member] Hunter Disposal, LLC [Member]	Feb. 17, 2012 Hunter Disposal, LLC [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of Hunter Disposal (Parentheticals) [Line Items]
Share price		$ 25	$ 1.79
Shares issued	1,846,722	88,000	1,846,722